Derivative Financial Instruments and Market Risks - Summary of Fair Value of Derivative Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Credit Risk Exposure [Line Items]
Non-current derivative financial assets	€ 19		€ 102
Current derivative financial assets	164
Derivative financial assets	183
Non-current derivative financial liabilities	(7)
Current derivative financial liabilities	(90)
Derivative financial liabilities	(97)
Financial instruments designated as hedging instruments, at fair value	86	€ 122	78
Currency derivatives [member]
Disclosure of Credit Risk Exposure [Line Items]
Current derivative financial assets	134
Derivative financial assets	134
Current derivative financial liabilities	(90)
Derivative financial liabilities	(90)
Financial instruments designated as hedging instruments, at fair value	44	71	(22)
Currency derivatives, operating [member]
Disclosure of Credit Risk Exposure [Line Items]
Current derivative financial assets	42
Derivative financial assets	42
Current derivative financial liabilities	(35)
Derivative financial liabilities	(35)
Financial instruments designated as hedging instruments, at fair value	7	3	(25)
Currency derivatives, financial [member]
Disclosure of Credit Risk Exposure [Line Items]
Current derivative financial assets	92
Derivative financial assets	92
Current derivative financial liabilities	(55)
Derivative financial liabilities	(55)
Financial instruments designated as hedging instruments, at fair value	37	68	3
Interest rate derivatives [member]
Disclosure of Credit Risk Exposure [Line Items]
Non-current derivative financial assets	19
Current derivative financial assets	30
Derivative financial assets	49
Non-current derivative financial liabilities	(7)
Derivative financial liabilities	(7)
Financial instruments designated as hedging instruments, at fair value	€ 42	€ 51	€ 100